Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net revenue:
Product revenues	$ 1,790	$ 914
License and royalty revenues	154	834
Total net revenues	1,944	1,748
Cost of goods sold	884	549
Gross margin	1,060	1,199
Operating expenses:
Research and development	826	781
Depreciation and amortization	212	217
Selling, general and administrative	3,443	2,870
Total operating expenses	4,481	3,868
Loss from operations	(3,421)	(2,669)
Change in fair value of warrant liability	2,099	$ (4,277)
Warrant modification expense	(1,761)
Interest expense	(42)	$ (483)
Other income (expense), net	37	58
Net loss	(3,088)	(7,371)
Other comprehensive loss, foreign currency translation adjustments	(1)	(2)
Total comprehensive loss	(3,089)	(7,373)
Net loss	(3,088)	$ (7,371)
Deemed dividend as a result of warrant modification	(73)
Net loss attributable to common stockholders	$ (3,161)	$ (7,371)
Net loss per common share, basic and diluted	$ (0.09)	$ (0.31)
Weighted average common shares outstanding, basic and diluted	34,780,506	23,817,184